Note 3. Acquisitions	12 Months Ended
Dec. 31, 2011
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

3. Acquisitions

On the closing date of the Merger, the following events occurred:

• Each share of Predecessor’s common stock, including restricted shares, outstanding immediately prior to the Merger were cancelled and converted into the right to receive $15 in cash per share, without interest.

• Each outstanding option to acquire Predecessor’s common stock outstanding immediately prior to the Merger vested (if unvested) and was cancelled in exchange for the right to receive cash for the excess of $15 per share over the per share exercise price of the option.

• Successor received $176,010 in equity contributions and became a wholly-owned subsidiary of Technologies.

• Successor entered into an amended asset-backed credit facility (the “Working Capital Facility”) to provide for borrowings not to exceed $60,000 (including up to $10,000 for letters of credit) of borrowings, subject to the borrowing base capacity of certain customer receivables and inventories.

• Successor issued $260,000 aggregate principal amount of 9% Senior Secured Notes due 2017. The Senior Secured Notes are guaranteed on a secured basis by substantially all of the Company’s current and future assets.

• A notice of redemption was issued on December 3, 2010 for the $172,327 outstanding aggregate principal amount of 91⁄4% Senior Subordinated Notes due 2014, and the Company irrevocably deposited $183,672 with the Trustee to redeem the Senior Subordinated Notes at 101.542% and pay the related accrued interest due on February 1, 2011.

The $15 per share fair value of the consideration given for the outstanding equity on the date of the Acquisition represents the per share purchase price agreed upon by Thermadyne and affiliates of Irving Place Capital, as set forth in the Merger Agreement, and paid in cash by IPC solely for purposes of the business combination.

The Acquisition resulted in a 100% change in ownership of Thermadyne and is accounted for in accordance with United States accounting guidance for business combinations.  Accordingly, the assets acquired and liabilities assumed were recorded at fair value as of December 3, 2010. The provisional amounts recognized for assets acquired and liabilities assumed as of December 3, 2010 was determined by management with the assistance of an externally prepared valuation study of inventories, property, plant and equipment, intangible assets, goodwill, and capital and operating leases. These provisional amounts were updated in 2011 upon the completion of such study and the determination of other facts impacting fair value estimates. The adjustments arising out of the finalization of the amounts recognized for assets acquired and liabilities assumed do not impact cash flows. However, such adjustments resulted in immaterial decreases to amortization and increases to income (loss) from continuing operations before income tax provision (benefit) and discontinued operations, income tax provision (benefit) and net income (loss) in 2011.

The following table summarizes the acquisition costs, including professional fees and other related costs, and the assets acquired and liabilities assumed, based on their fair values:

At December 3, 2010:

Purchase price of outstanding equity		$ 213,926

Acquisition related costs:
Included in selling, general and administrative expenses:
December 3 through December 31, 2010		$ 12,111	(a)
January 1 through December 2, 2010		4,763	(a)
Deferred bond issuance fees		15,297
Total acquisition related costs		$ 32,171

Allocation of purchase price:
Total current assets, including cash of $20,772 and
deferred tax assets of $2,863		$ 187,147	(b)
Property, plant and equipment		73,792
Intangible assets:
Corporate trademarks	$ 19,341
Intellectual property bundles	77,476
Customer relationships	49,188
Total intangibles		146,005
Goodwill		180,596	(c)
Other assets including deferred tax asset of $414		1,273
Total assets acquired		$ 588,813

Total current liabilities excluding current portion of debt
and deferred tax liability		87,433	(d)
Senior subordinated notes due 2014, including call premium		177,066
Working capital facility due 2012		3,347
Capital leases		8,345
Deferred tax liability		84,231
Other long-term liabilities		15,039
Total liabilities assumed		375,461
Net assets acquired		$ 213,352

 (a)     Transaction related expenditures for legal and professional services were reported as selling, general and administrative expenses with $12,111 recorded in the Successor Period ended December 31, 2010 and $4,763 in the selling general and administrative expenses in the Predecessor Period ended December 2, 2010. The summation of Acquisition related costs from December 3 through December 31, 2010 including $121 of IPC advisory fees ($12,111) and from January 1 through December 2, 2010 ($4,763) is $16,874. The summation of these two amounts excluding the IPC advisory fee of $121 is $16,753 and is referenced in note (d) in the “Notes to Unaudited Pro Forma Condensed Consolidated Statement of Operations For the Combined Period (Twelve Months) Ended December 31, 2010” above.

(b)     Total current assets includes cash of $20,772, accounts receivable of $67,756, inventories of $88,869, and deferred tax assets of $2,863.

(c)      Goodwill of $180,596 arising from the Acquisition represents the excess of the purchase price over specifically identified tangible and intangible assets, and is primarily attributable to the growth potential of the Company. The Company has one operating segment and thus one unit of reporting for goodwill. Approximately $2,124 of the amounts recorded for intangibles are deductible for tax purposes.

(d)     Total current liabilities excluding current portion of debt and deferred tax liability includes accounts payable of $30,962 and accrued liabilities of $46,746.

In 2011, the Company received a revised version of the externally prepared valuation study of inventories, property, plant and equipment, intangible assets, goodwill, and capital and operating leases.  As a result, the provisional amounts of assets acquired and liabilities assumed at the acquisition date were updated in 2011 and, accordingly, the 2010 amounts in the Balance Sheet were retrospectively adjusted. The adjustments arising out of the finalization of the amounts recognized for assets acquired and liabilities assumed do not impact cash flows.  The following table summarizes the final valuation adjustments made in 2011 to the assets acquired and liabilities assumed based on their fair values:

	December 3, 2010 Valuation
	Original	Revised	Adjustment
Assets acquired:
Property, plant and equipment
Land	$ 15,352	$ 13,894	$ (1,458)

Goodwill	164,678	180,596	15,918

Intangible assets
Customer relationships	54,920	49,188	(5,732)
Intellectual property bundles	81,380	77,476	(3,904)
Trademarks	19,079	19,341	262

Deferred financing fees	14,723	15,297	574

Liabilities assumed:
Total current liabilities excluding current portion
of debt and deferred tax liability	84,831	87,433	2,602

Deferred tax liability	81,173	84,231	3,058

Supplemental pro forma financial information– The following supplemental unaudited pro forma results of operations assumes the Acquisition and the related financing transactions described above (the “Transactions”) occurred on January 1, 2010 for each period presented. This unaudited pro forma information should not be relied upon as indicative of the historical results that would have been obtained if the Transactions had occurred on that date. Pro forma amounts reflect the adjusted results had the Transactions occurred at January 1, 2009 with adjustments primarily to interest, depreciation, amortization of certain intangible assets and deferred financing fees, to eliminate the last-in first-out (“LIFO”) adjustments, the turnaround impact of the fair value adjustments to foreign inventories, and the related adjustments of income tax expenses. The 2010 pro forma information also excludes the acquisition related costs incurred in 2010 but includes the full year impact of the new IPC management fees.

Unaudited
Year Ended December 31, 2009:	Pro Forma
Net sales	$ 347,655
Net income (loss)	(16,942)

Combined Period twelve months ended December 31, 2010:	Pro Forma
Net sales	$ 415,901
Net loss	(3,009)